UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)
	(formerly known as New York AMT-Free Municipal Income Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 162.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 162.1% (100.0% of Total Investments)

	Consumer Staples – 6.0% (3.7% of Total Investments)
$ 8,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	2/17 at 17.49	N/R	$ 945,440
	Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
27,580	5.000%, 6/01/38	2/17 at 100.00	BB	27,815,533
13,500	5.000%, 6/01/45	2/17 at 100.00	BB–	12,653,820
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	2/17 at 12.51	N/R	709,500
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
1,310	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	2/17 at 100.00	B–	1,281,940
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
26,865	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	2/17 at 100.00	B–	24,850,662
	Bonds, Series 2006A-3, 5.000%, 6/01/35
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo	6/26 at 100.00	N/R	4,916,574
	Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51
91,935	Total Consumer Staples			73,173,469
	Education and Civic Organizations – 29.8% (18.4% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	2,673,662
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	7,293,536
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	254,752
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,626,716
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of
	New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,017,200
3,905	5.250%, 11/01/34	11/24 at 100.00	BB	3,904,805
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	2,613,685
3,990	5.000%, 4/15/43	4/23 at 100.00	BB+	3,718,999
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project,	No Opt. Call	A	3,959,133
	Series 2014, 5.000%, 7/01/44
540	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	1/17 at 100.00	N/R	541,847
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	5,375,028
	Series 2013A, 5.000%, 7/01/44
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/25 at 100.00	A–	1,798,025
	Series 2015A, 5.000%, 7/01/37
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	4,733,254
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	6,952,380
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and
	University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,779,495
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,336,661
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,008,235
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	16,497,823
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,630,659
	Facilities, Series 2009A, 5.000%, 7/01/39
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,220,345
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,155,375
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
3,095	5.000%, 7/01/31	No Opt. Call	Aa3	3,545,292
3,465	5.000%, 7/01/33	No Opt. Call	Aa3	3,929,934
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,258,740
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	414,056
1,320	5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	1,345,912
6,680	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	7,399,703
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,133,850
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,712,849
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	14,051,309
	Sinai, Refunding Series 2015A, 5.000%, 7/01/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,068,300
	Series 2009, 5.250%, 7/01/29
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,495,927
	1998A, 6.000%, 7/01/18 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,812,075
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	4,998,160
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	10,815,000
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,173,503
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	14,483,880
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	No Opt. Call	AA–	10,121,310
8,955	5.000%, 7/01/45	7/25 at 100.00	AA–	9,790,591
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
11,920	5.000%, 7/01/34	7/26 at 100.00	AA–	13,489,626
1,495	4.000%, 7/01/41	7/26 at 100.00	AA–	1,524,825
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,078,544
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,504,700
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	12,672,188
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	868,216
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,604,355
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,
	Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,772,450
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,250,720
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College,
	Series 2010:
1,815	5.250%, 7/01/25	7/17 at 100.00	Ba1	1,837,597
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	2,100,400
8,925	Dormitory Authority of the Sate of New York, Revenue Bonds, Non State Supported Debt, Vaughn	12/26 at 100.00	BB–	8,818,346
	College of Aeronautics Technology, Refunding Series 2016A, 5.500%, 12/01/36 (WI/DD,
	Settling 12/15/16)
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,078,980
	Project, Series 2013A, 5.000%, 7/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A–	1,919,125
1,785	5.000%, 9/01/43	9/23 at 100.00	A–	1,912,520
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher	6/24 at 100.00	A–	1,546,412
	College, Series 2014A, 5.500%, 6/01/39
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	339,989
350	5.000%, 7/01/45	7/25 at 100.00	BBB	361,077
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,086,420
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,085,930
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BBB	6,829,857
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	5,001,150
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	1,030,237
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	14,503,335
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,251,955
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	2/17 at 100.00	Baa1	4,289,245
31,650	5.000%, 3/01/36 – NPFG Insured	2/17 at 100.00	AA–	31,730,707
20,210	4.500%, 3/01/39 – FGIC Insured	2/17 at 100.00	Baa1	20,253,047
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,722,592
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	644,676
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,070,380
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,497,690
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,112,570
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,537,882
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,093,950
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,399,840
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A3	4,043,841
	Series 2010A, 5.125%, 9/01/40
369,330	Total Education and Civic Organizations			362,507,380
	Financials – 1.6% (1.0% of Total Investments)
1,385	Glen Cove Local Economic Economic Assistance Corporation, New York, Revenue Bonds, Series	1/34 at 100.00	N/R	950,927
	2016C, 0.000%, 1/01/55
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,892,021
	Series 2005, 5.250%, 10/01/35
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	16,705,071
	Series 2007, 5.500%, 10/01/37
16,835	Total Financials			19,548,019
	Health Care – 7.8% (4.8% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist	7/24 at 100.00	A–	1,400,912
	Hospital Project, Refunding Series 2014, 5.000%, 7/01/27
2,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,737,448
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,344,435
5,430	6.500%, 12/01/21	12/18 at 100.00	Baa3	5,785,719
6,780	6.125%, 12/01/29	12/18 at 100.00	Baa3	7,131,136
14,770	6.250%, 12/01/37	12/18 at 100.00	Baa3	15,541,142
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	4,335,600
	Obligated Group, Series 2011A, 5.000%, 5/01/41
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems	7/20 at 100.00	A–	985,455
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
27,615	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,	7/26 at 100.00	A–	29,772,284
	Inc. Project, Series 2016B, 5.000%, 7/01/46
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	2,119,706
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	4,149,093
	Hospital Project, Series 2013A, 5.000%, 12/01/42
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	6,043,975
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
565	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	BBB	621,466
	2010-C2, 6.125%, 11/01/37
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	2,327,122
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/17 at 100.00	BB–	5,749,356
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	2/17 at 100.00	BB–	2,038,317
	Series 2001B, 7.125%, 7/01/31
89,505	Total Health Care			95,083,166
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	1,114,329
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	460,323
	4.500%, 11/01/29
50	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/16 at 100.00	AA	50,127
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
1,540	Total Housing/Multifamily			1,624,779
	Industrials – 3.2% (2.0% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	38,650,650
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Long-Term Care – 0.2% (0.1% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	829,928
	Westchester Project, Series 2006, 5.200%, 2/15/41
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,322,779
	Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40
2,025	Total Long-Term Care			2,152,707
	Tax Obligation/General – 8.6% (5.3% of Total Investments)
15	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA	16,290
	10/01/29 – AGC Insured
	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A
5,860	5.000%, 1/01/31	1/26 at 100.00	A+	6,529,271
500	5.000%, 1/01/38	1/26 at 100.00	A+	544,120
	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C:
4,145	5.000%, 4/01/28	4/26 at 100.00	A+	4,730,315
5,030	5.000%, 4/01/33	4/26 at 100.00	A+	5,554,528
5,660	5.000%, 4/01/35	4/26 at 100.00	A+	6,208,001
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,291,224
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	6,807,898
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,118,800
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,756,516
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	9,673,693
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,116,410
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,232,820
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,661,050
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,822,042
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,452,515
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,115,630
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,286,697
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,068,880
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,557,743
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 –	2/17 at 100.00	AA	5,017
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,106,946
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,205,958
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	3,770,049
	5.000%, 4/01/28
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	971,386
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,022,765
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,070,016
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,114,464
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	897,969
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	827,110
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	841,465
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	850,428
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	861,940
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	859,378
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	866,444
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	866,440
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,212,349
	General Obligation Bonds, Refunding Series 2005, 5.000%, 6/01/18 – FGIC Insured
93,582	Total Tax Obligation/General			104,894,567
	Tax Obligation/Limited – 47.3% (29.2% of Total Investments)
525	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	1/17 at 100.00	N/R	527,158
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
4,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	1/17 at 100.00	AA–	4,974,870
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Master BOCES Program Lease Revenue Bonds, Nassau	8/19 at 100.00	AA	1,071,870
	County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 – AGC Insured
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	115,861
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa2	1,073,580
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,790	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA	1,866,433
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,101,236
24,000	5.000%, 3/15/41	3/21 at 100.00	AAA	26,193,360
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	8,442,636
10,000	5.000%, 2/15/40	No Opt. Call	AAA	11,099,900
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,810,300
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,567,900
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	7,689,150
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2015A:
1,500	5.000%, 3/15/31	3/25 at 100.00	AAA	1,708,080
2,500	5.000%, 3/15/33	3/25 at 100.00	AAA	2,821,450
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	31,192,557
	5.000%, 3/15/43
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	3/24 at 100.00	AAA	3,383,910
	5.000%, 3/15/34
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	13,615,668
	Group A,B&C, 5.000%, 3/15/36
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/23 at 100.00	AA	1,234,159
	City School District, Refunding Series 2013A, 5.000%, 5/01/28
5,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	5,469,800
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	25,986,591
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,605,820
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	2,018,516
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	51,897,476
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,232,382
9,000	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002A,	No Opt. Call	AA	9,623,610
	5.750%, 7/01/18 – AGM Insured (UB)
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	1,069,290
	Series 2002A, 5.750%, 7/01/18 – AGM Insured
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	AA	4,181,672
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	10,490,530
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal
	Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,045,300
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	5,904,201
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	12,236,180
	Series 2015S-2, 5.000%, 7/15/40
7,950	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/26 at 100.00	AA	8,705,170
	Series 2016S-1, 5.000%, 7/15/43
1,290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,308,821
	Series 2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,949,466
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	26,756,494
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	36,157,875
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	5,792,019
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	15,263,464
	Fiscal 2014 Series D-1, 5.000%, 2/01/37
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,698,750
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,498,837
9,325	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/26 at 100.00	AAA	9,427,016
	Subordinate Fiscal 2017 Series 2016A-1, 4.000%, 5/01/42
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,316,200
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,103,310
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	9,299,267
	Subordinate Series 2011-D1, 5.000%, 2/01/35
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	21,188,317
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,553,880
28,795	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AA+	32,428,353
	2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,773,360
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,154,340
7,065	New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1995,	No Opt. Call	AA	7,620,521
	5.700%, 4/01/20 – AGM Insured (UB) (4)
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/23 at 100.00	AAA	13,688,346
	General Purpose Series 2013C, 5.000%, 3/15/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,765,950
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	3,194,641
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,111,700
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	3,972,637
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	38,228,323
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	14,455,103
525	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/16 at 100.00	A3	526,974
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison	11/23 at 100.00	A–	2,913,920
	Building, Series 2013, 5.000%, 11/01/33
810,940	Total Tax Obligation/Limited			575,104,500
	Transportation – 21.0% (12.9% of Total Investments)
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	5/26 at 100.00	AA–	10,879,500
	Series 2016A-1, 5.000%, 11/15/46
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	AA–	15,623,442
	Series 2012F, 5.000%, 11/15/30
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	30,241,330
	5.250%, 11/15/40
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	AA–	6,815,380
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	AA–	533,299
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	AA–	2,176,925
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	15,690,500
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	1,996,969
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	11,075,300
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	10,562,520
	5.250%, 11/15/35
6,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016B,	11/26 at 100.00	AA–	6,655,260
	5.250%, 11/15/35
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	8,866,058
	Center Project, Series 2011, 5.000%, 11/15/35
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	AA–	3,533,688
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,
	Series 2016A:
3,000	5.000%, 1/01/41	1/26 at 100.00	A–	3,286,410
23,015	5.000%, 1/01/46	1/26 at 100.00	A–	24,771,275
5,000	5.250%, 1/01/56	1/26 at 100.00	A–	5,552,050
7,350	4.000%, 1/01/56	1/26 at 100.00	A–	7,219,685
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,386,944
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,472,230
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,130,000
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	5,813,809
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	10,951,646
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Ninth Series 2015:
3,375	5.000%, 5/01/30	5/25 at 100.00	AA–	3,860,359
6,535	5.000%, 5/01/31	5/25 at 100.00	AA–	7,443,561
3,595	5.000%, 5/01/35	5/25 at 100.00	AA–	4,032,547
10,780	5.000%, 5/01/45	5/25 at 100.00	AA–	11,892,173
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	10/25 at 100.00	AA–	10,125,720
	Ninety-Fourth Series 2015, 5.250%, 10/15/55
15,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	11/26 at 100.00	AA–	16,770,750
	Eighth Series 2016, 5.000%, 11/15/46 – AGM Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,224,260
	Ninth Series 2013, 5.000%, 12/01/43
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	2/17 at 100.00	Baa1	2,571,200
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	6,269,887
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
230,905	Total Transportation			255,424,677
	U.S. Guaranteed – 15.7% (9.7% of Total Investments) (5)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	N/R (5)	6,217,700
	6.125%, 11/15/30 (Pre-refunded 11/15/20)
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	6,182,668
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	4,385,479
	2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	1,041,730
	2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA (5)	1,112,450
1,000	5.000%, 5/01/45 (Pre-refunded 5/01/20) – AGM Insured	5/20 at 100.00	AA (5)	1,112,450
7,350	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA (5)	7,564,326
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	AA– (5)	9,642,332
	Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,595	5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	1,633,328
5,205	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	5,330,076
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2 (5)	3,183,450
	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (5)	3,965,335
3,500	5.125%, 7/01/37 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (5)	3,588,305
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A– (5)	984,235
	2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (5)	3,498,053
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
895	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA (5)	1,000,297
	Program, Series 2009A, 5.625%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 (Pre-refunded 5/01/17) – AGM Insured (UB)	5/17 at 100.00	AA (5)	6,103,248
21,030	5.750%, 5/01/28 (Pre-refunded 5/01/17) – AGM Insured (UB)	5/17 at 100.00	AA (5)	21,463,428
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2008A:
3,540	5.750%, 5/01/27 (Pre-refunded 5/01/18) – AGM Insured (UB)	5/18 at 100.00	AA (5)	3,772,932
5,000	5.750%, 5/01/28 (Pre-refunded 5/01/18) – AGM Insured (UB)	5/18 at 100.00	AA (5)	5,329,000
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA (5)	11,000,003
	City School District Project, Series 2009A, 5.000%, 5/01/31 (Pre-refunded 5/01/19)
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+ (5)	3,627,826
	5/01/33 (Pre-refunded 5/01/19) – BHAC Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A:
4,000	5.250%, 11/15/36 (Pre-refunded 11/15/17)	11/17 at 100.00	AA– (5)	4,168,200
4,800	5.250%, 11/15/36 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (5)	5,001,840
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/17 at 100.00	A– (5)	562,262
	1/01/34 (Pre-refunded 1/01/17)
985	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA (5)	1,083,244
	10/01/29 (Pre-refunded 10/01/19) – AGC Insured
2,510	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (5)	2,554,226
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (5)	4,679,834
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.499%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (4)
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (5)	1,086,675
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
6,005	5.000%, 6/01/34 (Pre-refunded 2/03/17)	2/17 at 100.00	B (5)	5,729,310
52,315	5.125%, 6/01/42 (Pre-refunded 2/03/17)	2/17 at 100.00	B– (5)	48,601,158
4,485	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	N/R (5)	5,239,915
	2010-C2, 6.125%, 11/01/37 (Pre-refunded 11/01/20)
187,340	Total U.S. Guaranteed			190,445,315
	Utilities – 10.5% (6.5% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,567,478
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,259,710
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,087,270
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,518,480
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,218,880
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	15,144,200
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,290,500
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	10,417,950
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	6,637,000
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	2,836,931
	5.000%, 9/01/44
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,385,150
	5.000%, 5/01/38
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	6,522,230
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
9,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	10,354,590
	5.000%, 12/15/32
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2016A,	6/26 at 100.00	AAA	8,035,090
	5.000%, 12/15/35
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,827,150
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,145,795
139,375	Total Utilities			128,248,404
	Water and Sewer – 10.3% (6.3% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,739,468
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,091,700
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	4,595,339
	General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	11,297,600
	General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35
5,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/25 at 100.00	AA+	5,978,344
	General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Reviolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects-Second Resolution Bonds, Series 2016A:
5,000	5.000%, 6/15/31	6/26 at 100.00	AAA	5,815,350
7,000	5.000%, 6/15/33	6/26 at 100.00	AAA	8,047,550
8,650	5.000%, 6/15/35	6/26 at 100.00	AAA	9,890,843
8,690	4.000%, 6/15/46	6/26 at 100.00	AAA	8,862,757
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/24 at 100.00	AAA	2,974,817
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	3,527,953
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36
6,810	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/26 at 100.00	AAA	7,697,343
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2016A, 5.000%, 6/15/41
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	5/24 at 100.00	AAA	24,739,093
	Master Financing Program, Green Series 2014B, 5.000%, 5/15/44
3,845	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	4/20 at 100.00	AAA	4,183,860
	Master Financing Program, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	2/22 at 100.00	AAA	3,361,727
	Master Financing Program, Series 2012B, 5.000%, 2/15/42
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A,	6/25 at 100.00	AAA	8,117,858
	5.250%, 6/01/36
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,886,535
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA–	1,437,625
1,950	5.000%, 4/01/45	4/25 at 100.00	AA–	2,108,516
113,265	Total Water and Sewer			125,354,278
$ 2,184,607	Total Long-Term Investments (cost $1,897,637,923)			1,972,211,911
	Floating Rate Obligations – (2.8)%			(34,325,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (6.5)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (54.6)% (7)			(663,800,000)
	Other Assets Less Liabilities – 1.8%			21,323,322
	Net Assets Applicable to Common Shares – 100%			$ 1,216,410,233

Fair Value Measurements
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,972,211,911	$ —	$1,972,211,911

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $1,860,847,079.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$ 99,140,691
Depreciation	(22,101,316)
Net unrealized appreciation (depreciation) of investments	$ 77,039,375

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 4.0%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 33.7%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017